Commitments and Contingencies (Details) (USD $) In Thousands, unless otherwise specified	9 Months Ended		1 Months Ended
	Sep. 30, 2012	Sep. 30, 2009	Jul. 31, 2007 Ministry of Production in Italy [Member]	Sep. 30, 2012 Ministry of Production in Italy [Member]
Commitments And Contingencies [Line Items]
Royalty commitment, percent of funded product sales	3.00%
Royalty commitment, maximum percent of grant linked to product sales	100.00%
Contingent liability, maximum potential royalty payment		$ 310
Proceeds from issuance of debt and other			585
Percent of proceeds considered a grant			36.50%
Percent of proceeds considered long-term debt			63.50%
Maturity date			Sep. 30, 2018
Debt instrument, minimum interest rate			0.87%
Long-term debt				$ 208